Summary of Significant Accounting Policies and Related Matters (Details) shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022 USD ($) shares	Nov. 27, 2021 shares	Nov. 26, 2022 USD ($) segment shares	Nov. 27, 2021 USD ($) shares	Feb. 26, 2022 USD ($) store segment shares	Feb. 27, 2021 USD ($) segment shares	Feb. 29, 2020 USD ($) segment shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of new owned brands that were launched during the fiscal year | store					8
Number of operating segments | segment			1		1	2	2
Number of business days			5 days		5 days	5 days
Credit and debit card receivables, at carrying value	$ 86,300,000		$ 86,300,000		$ 47,900,000	$ 64,000,000
Restricted cash, short-term	57,100,000		57,100,000		0	5,000,000
Restricted cash, long-term	15,100,000		15,100,000		$ 31,400,000	49,200,000
Auction rate securities interval period, one					7 days
Auction rate securities interval period, two					28 days
Auction rate securities interval period, three					35 days
Cost of repairs and maintenance					$ 80,000,000	117,700,000	$ 133,900,000
Non-cash pre-tax impairment charge					30,800,000	92,900,000
Indefinite-lived intangible assets					16,300,000	22,000,000
Goodwill impairment charge					391,100,000
Prepaid expenses and other current assets	288,503,000		288,503,000		198,248,000	595,152,000
Income taxes receivable					26,500,000	318,100,000
Net sales for gift card and merchandise credit redemptions			60,700,000	$ 60,500,000	72,300,000	98,000,000
Liability for estimated returns	15,200,000		15,200,000		23,600,000	36,200,000
Right of return asset for merchandise	$ 12,100,000		$ 12,100,000		14,600,000	23,400,000
Cooperative advertising amount					35,800,000	28,900,000	30,900,000
Advertising expense					$ 407,100,000	$ 347,800,000	$ 478,500,000
Shares excluded from computation of earnings per share (in shares) | shares	1.6	2.9	2.0	2.9	2.9	2.4	5.4
Domestic Merchandise | Net Sales | Product Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of net sales					37.40%	34.70%	35.20%
Home Furnishings | Net Sales | Product Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of net sales					62.60%	65.30%	64.80%
North American Retail
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset impairment charge					$ 676,200,000
North American Retail | Trade Names
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset impairment charge					$ 5,700,000	$ 35,100,000	$ 41,800,000
Institutional Sales
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset impairment charge						$ 40,100,000
Building
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful life					40 years
Furniture, Fixtures and Equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful life					5 years
Furniture, Fixtures and Equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful life					20 years
Computer Equipment and Software | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful life					3 years
Computer Equipment and Software | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful life					10 years